Basis of presentation for the consolidated financial statements (Details 3)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	96,529,340-k	Oman
Description of functional currency	CLP	Turkish Lira	[1]
Proportion of ownership interest in subsidiary	1000000.00%
Nitratos Naturais Do Chile Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Brazil
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
Nitrate Corporation Of Chile Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	United Kingdom
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM North America Corp. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	USA
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Europe N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Belgium
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
Soquimich S.R.L. Argentina [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Argentina
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
Soquimich European Holding B.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Netherlands
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Netherlands
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQI Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Netherlands
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Comercial De Mexico S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Mexico
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
North American Trading Company [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	USA
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
Administracion y Servicios Santiago S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Mexico
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Peru S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Peru
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Ecuador S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Ecuador
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Nitratos Mexico S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Mexico
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQMC Holding Corporation L.L.P. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	USA
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Investment Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Netherlands
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Brasil Limitada [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Brazil
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM France S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	France
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Japan Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Japan
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
Royal Seed Trading Corporation A.V.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Aruba
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Oceania Pty Limited [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Australia
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
Rs Agro-Chemical Trading Corporation A.V.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Aruba
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Colombia SAS [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Colombia
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Australia Pty [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Australia
Description of functional currency	Australian dollar
Proportion of ownership interest in subsidiary	100.00%	100.00%
SACAL S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Argentina
Description of functional currency	Argentine peso
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Indonesia S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Indonesia
Description of functional currency	US$
Proportion of ownership interest in subsidiary	80.00%	80.00%
SQM Virginia L.L.C. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	USA
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Italia SRL [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Italy
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
Comercial Caiman Internacional S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Panama
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Africa Pty. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	South Africa
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Lithium Specialties LLC [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	USA
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Iberian S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Spain
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Beijing Commercial Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	China
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	100.00%
SQM Thailand Limited [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Thailand
Description of functional currency	US$
Proportion of ownership interest in subsidiary	99.996%	99.996%
Comercial Hydro S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	96.801.610-5
Country of incorporation of subsidiary	Chile
Description of functional currency	US$
Proportion of ownership interest in subsidiary	606383.00%	606383.00%
SQM Potasio S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	96.651.060-9
Country of incorporation of subsidiary	Chile
Description of functional currency	US$
Proportion of ownership interest in subsidiary	999999.00%	999999.00%
SQM Nitratos S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	96.592.190-7
Country of incorporation of subsidiary	Chile
Description of functional currency	US$
Proportion of ownership interest in subsidiary	1000000.00%	1000000.00%
Ajay SQM Chile S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	96.592.180-K
Country of incorporation of subsidiary	Chile
Description of functional currency	US$
Proportion of ownership interest in subsidiary	510000.00%	510000.00%
SQMC Internacional Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	86.630.200-6
Country of incorporation of subsidiary	Chile
Description of functional currency	Ch$
Proportion of ownership interest in subsidiary	606381.00%	606381.00%
SQM Industrial S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	79.947.100-0
Country of incorporation of subsidiary	Chile
Description of functional currency	US$
Proportion of ownership interest in subsidiary	1000000.00%	1000000.00%
Isapre Norte Grande Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	79.906.120-1
Country of incorporation of subsidiary	Chile
Description of functional currency	Ch$
Proportion of ownership interest in subsidiary	1000000.00%	1000000.00%
Almacenes y Depositos Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	79.876.080-7
Country of incorporation of subsidiary	Chile
Description of functional currency	Ch$
Proportion of ownership interest in subsidiary	1000000.00%	1000000.00%
Servicios Integrales de Transitos y Transferencias S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	79.770.780-5
Country of incorporation of subsidiary	Chile
Description of functional currency	US$
Proportion of ownership interest in subsidiary	1000000.00%	1000000.00%
Soquimich Comercial S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	79.768.170-9
Country of incorporation of subsidiary	Chile
Description of functional currency	US$
Proportion of ownership interest in subsidiary	606383.00%	606383.00%
SQM Salar S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	79.626.800-K
Country of incorporation of subsidiary	Chile
Description of functional currency	US$
Proportion of ownership interest in subsidiary	1000000.00%	1000000.00%
Proinsa Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	78.053.910-0
Country of incorporation of subsidiary	Chile
Description of functional currency	Ch$
Proportion of ownership interest in subsidiary	605800.00%	605800.00%
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	76.534.490-5
Country of incorporation of subsidiary	Chile
Description of functional currency	Ch$
Proportion of ownership interest in subsidiary	1000000.00%	1000000.00%
Exploraciones Mineras S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	76.425.380-9
Country of incorporation of subsidiary	Chile
Description of functional currency	US$
Proportion of ownership interest in subsidiary	1000000.00%	1000000.00%
Comercial Agrorama Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	76.064.419-6
Country of incorporation of subsidiary	Chile
Description of functional currency	Ch$
Proportion of ownership interest in subsidiary	424468.00%	424468.00%
Agrorama S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	76.145.229-0
Country of incorporation of subsidiary	Chile
Description of functional currency	Ch$
Proportion of ownership interest in subsidiary	606377.00%	606377.00%
Orcoma Estudios SPA [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	76.359.919-1
Country of incorporation of subsidiary	Chile
Description of functional currency	US$
Proportion of ownership interest in subsidiary	510000.00%	510000.00%
Orcoma SPA [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	76.360.575-2
Country of incorporation of subsidiary	Chile
Description of functional currency	US$
Proportion of ownership interest in subsidiary	1000000.00%	1000000.00%
SQM MaG SpA. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	76.686.311-9
Country of incorporation of subsidiary	Chile
Description of functional currency	US$
Proportion of ownership interest in subsidiary	1000000.00%	1000000.00%
SQM Internacional N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	Belgium
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	0.00%
SQM (Shanghai) Chemicals Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	Foreign
Country of incorporation of subsidiary	China
Description of functional currency	US$
Proportion of ownership interest in subsidiary	100.00%	0.00%
Direct ownership interest [Member] | Nitratos Naturais Do Chile Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | Nitrate Corporation Of Chile Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM North America Corp. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	40.00%
Direct ownership interest [Member] | SQM Europe N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.58%
Direct ownership interest [Member] | Soquimich S.R.L. Argentina [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | Soquimich European Holding B.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.0002%
Direct ownership interest [Member] | SQI Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.0159%
Direct ownership interest [Member] | SQM Comercial De Mexico S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.01%
Direct ownership interest [Member] | North American Trading Company [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | Administracion y Servicios Santiago S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Peru S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.98%
Direct ownership interest [Member] | SQM Ecuador S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.004%
Direct ownership interest [Member] | SQM Nitratos Mexico S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQMC Holding Corporation L.L.P. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.10%
Direct ownership interest [Member] | SQM Investment Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	1.00%
Direct ownership interest [Member] | SQM Brasil Limitada [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	1.09%
Direct ownership interest [Member] | SQM France S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Japan Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.1597%
Direct ownership interest [Member] | Royal Seed Trading Corporation A.V.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	1.67%
Direct ownership interest [Member] | SQM Oceania Pty Limited [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | Rs Agro-Chemical Trading Corporation A.V.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	98.3333%
Direct ownership interest [Member] | SQM Colombia SAS [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Australia Pty [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SACAL S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Indonesia S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Virginia L.L.C. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Italia SRL [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | Comercial Caiman Internacional S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Africa Pty. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Lithium Specialties LLC [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Iberian S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Beijing Commercial Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Thailand Limited [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | Comercial Hydro S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Potasio S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	999999.00%
Direct ownership interest [Member] | SQM Nitratos S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	999999.00%
Direct ownership interest [Member] | Ajay SQM Chile S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	510000.00%
Direct ownership interest [Member] | SQMC Internacional Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Industrial S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	990470.00%
Direct ownership interest [Member] | Isapre Norte Grande Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	10000.00%
Direct ownership interest [Member] | Almacenes y Depositos Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	10000.00%
Direct ownership interest [Member] | Servicios Integrales de Transitos y Transferencias S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	3.00%
Direct ownership interest [Member] | Soquimich Comercial S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Salar S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	181800.00%
Direct ownership interest [Member] | Proinsa Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | Exploraciones Mineras S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	2691.00%
Direct ownership interest [Member] | Comercial Agrorama Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | Agrorama S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | Orcoma Estudios SPA [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	510000.00%
Direct ownership interest [Member] | Orcoma SPA [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	1000000.00%
Direct ownership interest [Member] | SQM MaG SpA. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Direct ownership interest [Member] | SQM Internacional N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.58%
Direct ownership interest [Member] | SQM (Shanghai) Chemicals Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Indirect ownership interest [Member] | Nitratos Naturais Do Chile Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | Nitrate Corporation Of Chile Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQM North America Corp. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	60.00%
Indirect ownership interest [Member] | SQM Europe N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	99.42%
Indirect ownership interest [Member] | Soquimich S.R.L. Argentina [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | Soquimich European Holding B.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQM Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	99.9998%
Indirect ownership interest [Member] | SQI Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	99.9841%
Indirect ownership interest [Member] | SQM Comercial De Mexico S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	99.99%
Indirect ownership interest [Member] | North American Trading Company [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | Administracion y Servicios Santiago S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQM Peru S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	99.02%
Indirect ownership interest [Member] | SQM Ecuador S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	99.996%
Indirect ownership interest [Member] | SQM Nitratos Mexico S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQMC Holding Corporation L.L.P. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	99.90%
Indirect ownership interest [Member] | SQM Investment Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	99.00%
Indirect ownership interest [Member] | SQM Brasil Limitada [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	98.91%
Indirect ownership interest [Member] | SQM France S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQM Japan Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	99.8403%
Indirect ownership interest [Member] | Royal Seed Trading Corporation A.V.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	98.33%
Indirect ownership interest [Member] | SQM Oceania Pty Limited [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | Rs Agro-Chemical Trading Corporation A.V.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	1.6667%
Indirect ownership interest [Member] | SQM Colombia SAS [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQM Australia Pty [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SACAL S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQM Indonesia S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	80.00%
Indirect ownership interest [Member] | SQM Virginia L.L.C. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQM Italia SRL [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | Comercial Caiman Internacional S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQM Africa Pty. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQM Lithium Specialties LLC [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQM Iberian S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQM Beijing Commercial Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%
Indirect ownership interest [Member] | SQM Thailand Limited [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	99.996%
Indirect ownership interest [Member] | Comercial Hydro S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	606383.00%
Indirect ownership interest [Member] | SQM Potasio S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Indirect ownership interest [Member] | SQM Nitratos S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	1.00%
Indirect ownership interest [Member] | Ajay SQM Chile S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Indirect ownership interest [Member] | SQMC Internacional Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	606381.00%
Indirect ownership interest [Member] | SQM Industrial S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	9530.00%
Indirect ownership interest [Member] | Isapre Norte Grande Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	990000.00%
Indirect ownership interest [Member] | Almacenes y Depositos Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	990000.00%
Indirect ownership interest [Member] | Servicios Integrales de Transitos y Transferencias S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	999997.00%
Indirect ownership interest [Member] | Soquimich Comercial S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	606383.00%
Indirect ownership interest [Member] | SQM Salar S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	818200.00%
Indirect ownership interest [Member] | Proinsa Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	605800.00%
Indirect ownership interest [Member] | Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	1000000.00%
Indirect ownership interest [Member] | Exploraciones Mineras S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	997309.00%
Indirect ownership interest [Member] | Comercial Agrorama Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	424468.00%
Indirect ownership interest [Member] | Agrorama S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	606377.00%
Indirect ownership interest [Member] | Orcoma Estudios SPA [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Indirect ownership interest [Member] | Orcoma SPA [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	0.00%
Indirect ownership interest [Member] | SQM MaG SpA. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	1000000.00%
Indirect ownership interest [Member] | SQM Internacional N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	99.42%
Indirect ownership interest [Member] | SQM (Shanghai) Chemicals Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	100.00%

[1]	These Companies are subsidiaries of the associate Doktor Tarsa Tarim Sanayi AS.